Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Current tax on profit for the year	¥ 15,281	¥ 15,221	¥ 17,841
Deferred tax:
Origination of temporary differences	(645)
Income tax expense	¥ 14,636	¥ 15,221	¥ 17,841